Annual Fund Operating Expenses - Causeway Emerging Markets Fund	Jan. 28, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.33%
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.08%